Related-party Transactions - Schedule of Key Management Personnel Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related-party Transactions [Abstract]
Short-term employee benefits	$ 765,797	$ 704,698	$ 560,602
Post-employment benefits	39,545	25,052	18,136
Share-based payments	8,091,851
Total	$ 8,897,193	$ 729,750	$ 578,738